CMA

CMA NEW JERSEY
MUNICIPAL MONEY FUND




Semi-Annual Report

September 30, 1999



MERRILL LYNCH BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA New Jersey
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1999, CMA New Jersey
Municipal Money Fund paid shareholders a net annualized yield of 2.53%.* As of September 30, 1999, the Fund's 7-day yield was 3.00%.

Economic Environment
During the six-month period ended September 30, 1999, continued strength in the domestic economy and increasing signs of recovery in global economies moved the Federal Reserve Board to raise short-term interest rates for the first time since March 1997. The 50 basis point (0.50%) increase in the Federal Funds target rate negatively influenced both fixed-income and equity markets. Fixed-income investors, while not surprised by the interest rate increases, saw US Treasury yields move sharply higher across the maturity spectrum. Equity markets, after reaching record levels by late August 1999, experienced sizable declines after the second 25 basis point tightening by the Federal Reserve Board on August 24, 1999.

Investment Strategy
CMA New Jersey Municipal Money Fund began the six-month period with an average portfolio maturity in the 35-day range. The Fund experienced heavy redemptions during the income tax-payment period in late April and early May. Our position in variable rate demand notes allowed us to meet the outflows that decreased the Fund's assets by approximately 11%. Short-term municipal note yields followed Treasury yields higher as the period progressed. The yield on one-year New Jersey municipal notes rose to the 3.60% yield range from 3.00% in early April. This rise in yields presented an opportunity for us to extend the Fund's average portfolio maturity to the 50-day range by period-end. We achieved this extension with municipal note purchases primarily in the six-month--nine-month maturity range and commercial paper purchases with maturities of February and March 2000. These respective ranges helped us to achieve our investment strategy of providing shareholders with an attractive yield while limiting our interest rate exposure risk.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In September 1999, the state of New Jersey came to market with its annual short-term financing for fiscal year 2000. The $680 million tax-exempt commercial paper program is likely to satisfy the state's short-term cash requirements through June 2000. New Jersey's economy remained strong during the period as tax revenues continued to exceed projected levels. The increased revenues helped the state end fiscal year 1999 with a budget surplus of approximately $1 billion. Total New Jersey short-term municipal issuance for the six-month period ended September 30, 1999 increased to $1.6 billion from $1.1 billion at March 31, 1999. Our portfolio strategy during the period continued to provide shareholders with a competitive yield relative to its peer group as measured by IBC Financial Data.

In Conclusion
In the months ahead, we will continue to closely monitor the activities of the Federal Reserve Board. The investment community remains cautious on the belief that short-term US interest rates may have to move higher than current levels to effectively slow the domestic economy. In the short-term municipal market, year-end inventory concerns and the asset inflows associated with January coupon payments and maturities are likely to influence the direction of short-term yields in the upcoming months.

We thank you for your continued support of CMA New Jersey Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Steven T. Lewis)
Steven T. Lewis
Vice President and Portfolio Manager



November 5, 1999


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                                                         (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New Jersey--        $ 6,600   Atlantic County, New Jersey, Improvement Authority Revenue Bonds (Pooled
71.2%                         Governmental Loan Program), ACES, 3.40% due 7/01/2026 (d)                       $    6,600
                      2,000   Bayonne, New Jersey, Emergency Notes, 3.50% due 10/01/1999                           2,000
                      8,800   Bernards Township, New Jersey, Sewer Authority, Sewer Revenue Refunding
                              Bonds, CP, 3.10% due 12/15/1999                                                      8,800
                              Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (d):
                     13,500     (Harvest Village Senior Redevelopment Project), Series A, 4% due 7/01/2029        13,500
                      2,260     (Jewish Community Center Project), 3.80% due 12/01/2010                            2,260
                     13,900     (Parkview Redevelopment Housing Project), AMT, 3.80% due 7/01/2026                13,900
                     11,808   Clipper Tax-Exempt Trust, New Jersey, COP, VRDN, Series 1998-6, 3.87% due
                              10/01/2017 (a)(d)                                                                   11,808
                     14,595   Eagle Tax-Exempt Trust, New Jersey State Housing and Mortgage Finance
                              Agency, VRDN, Series 97C-3002, Class A, 3.15% due 10/01/2019 (d)                    14,595
                     19,970   Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 94C-3005, 3.84% due
                              2/15/2007 (d)                                                                       19,970
                              East Brunswick Township, New Jersey, BAN, GO:
                      6,000     3.25% due 2/17/2000                                                                6,008
                      4,000     3.50% due 4/19/2000                                                                4,009
                     15,000   Essex County, New Jersey, BAN, GO, Series A, 4% due 8/15/2000                       15,044
                     12,500   Essex County, New Jersey, Improvement Authority, BAN, 3.50% due 3/31/2000           12,521
                      5,050   Essex County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                              Governmental Loan Program), ACES, 3.55% due 7/01/2026 (d)                            5,050
                      2,467   Harding Township, New Jersey, BAN, 4.125% due 7/07/2000                              2,478
                      8,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential
                              Purpose Pooled Government), VRDN, 3.85% due 7/15/2026 (d)                            8,000
                     20,000   Jersey City, New Jersey, BAN, GO, 3.50% due 3/03/2000                               20,041
                     16,500   Jersey City, New Jersey, CP, GO, Refunding, 4% due 7/03/2000                        16,548
                      4,700   Jersey City, New Jersey, Municipal Utilities Authority Revenue Refunding
                              Bonds, Project Notes, 4.375% due 7/28/2000                                           4,718
                      2,545   Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer
                              Inc. Project), VRDN, 3.70% due 12/01/2018 (d)                                        2,545
                      1,000   Monmouth County, New Jersey, GO, Refunding, Series B, 4.50% due 8/01/2000            1,007
                     10,000   Monmouth County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                              Government Loan Program), ACES, 3.55% due 8/01/2016 (d)                             10,000
                     14,075   Municipal Securities Trust Certificates, New Jersey Revenue Bonds, VRDN,
                              Series 1998-64, Class A, 3.66% due 1/01/2012 (c)(d)                                 14,075
                      2,120   New Jersey Building Authority, State Building Revenue Refunding Bonds,
                              5% due 6/15/2000                                                                     2,141
                      1,450   New Jersey EDA, Dock Facility Revenue Bonds (Bayonne/IMTT Project), VRDN,
                              Series C, 3.95% due 12/01/2027 (d)                                                   1,450


Portfolio Abbreviations for CMA New Jersey Municipal Money Fund

ACES SM     Adjustable Convertible Extendable Securities
AMT         Alternative Minimum Tax (subject to)
ARCS        Auction Rate Certificates
BAN         Bond Anticipation Notes
COP         Certificates of Participation
CP          Commercial Paper
DATES       Daily Adjustable Tax-Exempt Securities
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
FLOATS      Floating Rate Securities
GO          General Obligation Bonds
IDR         Industrial Development Revenue Bonds
MSTR        Municipal Securities Trust Receipts
PCR         Pollution Control Revenue Bonds
VRDN        Variable Rate Demand Notes



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                             (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New Jersey                    New Jersey EDA, EDR, Refunding (d):
(continued)         $15,000     (Airis Newark LLC Project), ARCS, AMT, 3.80% due 1/01/2019 (a)                $   15,000
                      5,000     (Church & Dwight), VRDN, 3.65% due 12/01/2008                                      5,000
                      5,400     (Jewish Community Foundation Metro West), VRDN, 3.65% due 12/01/2018               5,400
                      1,958     (RJB Associates Project), VRDN, 3.65% due 8/01/2008                                1,958
                     11,495     (Stolthaven Project), VRDN, Series A, 3.85% due 1/15/2018                         11,495
                              New Jersey EDA, EDR, VRDN (d):
                      8,925     (Benedictine Abbey of Newark), 3.80% due 12/01/2019                                8,925
                      1,210     (Catholic Community Services), 3.60% due 6/01/2025                                 1,210
                      3,000     (Danic Urban Renewal), 3.45% due 11/01/2007                                        3,000
                      3,200     (Delta Plastics Corp. Project), AMT, 3.90% due 10/01/2006                          3,200
                      3,700     (Eatem Realty Company), AMT, 3.85% due 9/01/2013                                   3,700
                      3,240     (Filtra Corp. Project), AMT, 3.75% due 8/01/2015                                   3,240
                      1,130     (International Vitamin Corp. Project), AMT, 3.75% due 5/01/2003                    1,130
                      2,500     (McLean Associates LLC Project), AMT, 3.80% due 8/01/2014                          2,500
                      1,525     (Office Court Associates Project), 3.75% due 4/01/2011                             1,525
                      1,480     (Park Lane Association Project), AMT, 3.80% due 4/01/2010                          1,480
                      1,200     (Saint Peter's Preparatory School), 3.70% due 1/01/2010                            1,200
                      3,000     (Wyckoff Family YMCA Project), 3.80% due 10/01/2017                                3,000
                              New Jersey EDA, IDR, VRDN (d):
                      3,755     (Pennwell Holdings LLC Project), 3.75% due 12/01/2016                              3,755
                      1,305     (Plastic Suppliers Inc. Project), AMT, 3.90% due 6/01/2006                         1,305
                      4,000   New Jersey EDA, Industrial and Economic Development Revenue Bonds (Tru
                              Urban Renewal Co.), DATES, 3.50% due 4/01/2019 (d)                                   4,000
                      2,800   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation
                              Project), VRDN, AMT, Series A, 3.85% due 6/01/2026 (a)(d)                            2,800
                              New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (New Jersey
                              Natural Gas Co. Project), VRDN, AMT (a)(d):
                      5,200     Series A, 3.70% due 9/01/2027                                                      5,200
                      7,700     Series A, 3.95% due 8/01/2030                                                      7,700
                      2,500     Series B, 3.60% due 1/01/2028                                                      2,500
                      7,800   New Jersey EDA, PCR, Refunding (Public Service Electric & Gas Co.), VRDN,
                              Series A, 3.50% due 3/01/2012 (b)(d)                                                 7,800
                              New Jersey EDA, PCR, VRDN (d):
                      4,835     (General Motors Corp. Project), 3.20% due 10/01/2000                               4,835
                      7,450     (Merck & Co., Inc. Project), Series A, 4% due 10/01/2004                           7,450
                      5,000   New Jersey EDA, Port Facility Revenue Bonds (Trailer Marine Crowle), VRDN,
                              3.25% due 2/01/2002 (d)                                                              5,000
                              New Jersey EDA, Revenue Bonds, CP, AMT:
                      7,600     (Exempt Facility-Chambers Cogeneration), 3.35% due 11/09/1999                      7,600
                     11,600     (Exempt Facility-Keystone Project), 3.10% due 10/14/1999                          11,600
                     17,900     (Exempt Facility-Keystone Project), 3.35% due 11/09/1999                          17,900
                     13,700     (Exempt Facility-Keystone Project), 3.45% due 11/15/1999                          13,700
                              New Jersey EDA, Revenue Bonds, Economic Growth, VRDN (d):
                        995     AMT, Series A-1, 3.65% due 11/01/2016                                                995
                      3,630     AMT, Series E, 3.65% due 11/01/2006                                                3,630
                      3,000     AMT, Series H, 3.65% due 11/01/2016                                                3,000
                      1,210     Series F, 3.60% due 11/01/2016                                                     1,210
                      1,500     Series G, 3.60% due 11/01/2016                                                     1,500



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                             (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New Jersey                    New Jersey EDA, Revenue Bonds, FLOATS (d):
(concluded)         $ 9,900     Series PMD-4, 3.77% due 5/01/2006                                             $    9,900
                      9,900     Series PMD-5, 3.77% due 5/01/2012                                                  9,900
                              New Jersey EDA, Revenue Bonds, VRDN (d):
                      4,580     (Accurate Box Co. Inc. Project), AMT, 3.80% due 11/01/2009                         4,580
                      1,865     (Adam Spence Corp. Project), AMT, 3.85% due 9/01/2017                              1,865
                      2,115     (Bethany Baptist Church Project), 3.65% due 3/01/2018                              2,115
                      3,515     (Catholic Charities), 3.60% due 11/01/2012                                         3,515
                        875     (E.P. Henry Corp. Project), AMT, 3.70% due 3/01/2005                                 875
                      1,750     (Economic Growth-Patterson), AMT, 3.65% due 1/01/2005                              1,750
                      2,700     (Economic Growth-Patterson), AMT, 3.65% due 1/01/2016                              2,700
                      4,600     (Hoffman-La Roche Inc. Project), AMT, 3.95% due 11/01/2011                         4,600
                      1,000     (The Peddie School Project), 3.65% due 2/01/2026                                   1,000
                      8,700     (The Peddie School Project), 3.70% due 2/01/2029                                   8,700
                      1,000     (Saint James Preparatory and Social Services Project), 3.65% due 12/01/2027        1,000
                      2,400     (US Golf Association Project), 3.65% due 5/01/2023                                 2,400
                      4,000     (Urban League Project), 3.65% due 8/01/2019                                        4,000
                              New Jersey EDA, Revenue Refunding Bonds, VRDN (d):
                      2,810     (Joe & James Moreng), AMT, 3.10% due 3/01/2013                                     2,810
                      2,000     (The Peddie School Project), Series B, 2.95% due 2/01/2019                         2,000
                     13,900   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                              New Jersey Project), VRDN, AMT, Series C, 4% due 11/01/2025 (a)(d)                  13,900
                     50,185   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                              VRDN, Series C, 3.75% due 9/01/2024 (b)(d)                                          50,185
                     20,000   New Jersey State, CP, 3.55% due 2/10/2000                                           20,000
                      1,240   New Jersey State Educational Facilities Authority Revenue Bonds (Community
                              College Capital Projects Fund), CP, Series A, 5% due 9/01/2000 (a)                   1,254
                      7,585   New Jersey State Educational Facilities Authority Revenue Bonds, FLOATS,
                              Series SG-48, 3.76% due 7/01/2026 (d)                                                7,585
                              North Brunswick Township, New Jersey, BAN:
                      1,500     3.20% due 12/06/1999                                                               1,501
                      1,490     3.10% due 12/29/1999                                                               1,491
                      1,675   Ocean County, New Jersey, GO, Refunding, 4.50% due 6/01/2000                         1,685
                      2,844   Perth Amboy, New Jersey, BAN, 3.75% due 12/21/1999                                   2,846
                      3,700   Rahway, New Jersey, BAN, GO, 3.25% due 12/23/1999                                    3,702
                      7,300   Salem County, New Jersey, Industrial Pollution Control Financing Authority
                              Revenue Bonds (E.I. du Pont de Nemours), VRDN, 3.40% due 3/01/2012 (d)               7,300
                              Salem County, New Jersey, Pollution Control Financing Authority, PCR, VRDN,
                              Refunding (b)(d):
                      2,000     (Atlantic City Electric), AMT, Series B, 3.60% due 7/15/2017                       2,000
                      5,500     (Atlantic City Electric), Series A, 3.50% due 4/15/2014                            5,500
                      3,600     (Public Service Electric and Gas), AMT, 3.60% due 4/01/2031                        3,600
                      7,900   Trenton, New Jersey, School District Temporary Notes, GO, 3.50% due 12/21/1999       7,907
                      2,200   Union County, New Jersey, Industrial Pollution Control Financing Authority, PCR,
                              Refunding (Allied Signal Project), VRDN, 3.90% due 12/01/2020 (d)                    2,200
                      2,500   Washington Township, New Jersey, Warren County, BAN, 4.125% due 7/14/2000            2,509




CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)                                             (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New York/                     Port Authority of New York and New Jersey, CP, AMT:
New Jersey--        $ 9,600     3.20% due 10/13/1999                                                          $    9,600
20.9%                11,700     3.50% due 2/09/2000                                                               11,700
                      9,000     3.50% due 2/10/2000                                                                9,000
                     11,270     3.40% due 2/14/2000                                                               11,270
                      4,000     3.45% due 2/23/2000                                                                4,000
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (b)(d):
                     20,500     FLOATS, Series SG-94, 3.81% due 12/01/2017                                        20,500
                     20,800     MSTR, VRDN, AMT, Series SGA-69, 4.05% due 12/01/2022                              20,800
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN (d):
                     38,700     AMT, Series 1R, 4% due 8/01/2028                                                  38,700
                     37,850     AMT, Series 4, 3.95% due 4/01/2024                                                37,850
                      9,200     AMT, Series 6, 3.95% due 12/01/2017                                                9,200
                      4,850     Series 2, 3.85% due 5/01/2019                                                      4,850

Puerto Rico--                 Puerto Rico Commonwealth, Government Development Bank, CP:
7.1%                  3,200     3.15% due 10/21/1999                                                               3,200
                      7,320     3.40% due 2/04/2000                                                                7,320
                     14,600     3.45% due 2/08/2000                                                               14,600
                      1,241     3.35% due 2/10/2000                                                                1,241
                     12,159     3.45% due 2/24/2000                                                               12,159
                      1,100   Puerto Rico Commonwealth, Government Development Bank Revenue
                              Refunding Bonds, VRDN, 3.10% due 12/01/2015 (b)(d)                                   1,100
                     13,200   Puerto Rico Electric Power Authority, Power Revenue Bonds, GO, MSTR, VRDN,
                              Series SGA-43, 3.45% due 7/01/2022 (b)(d)                                           13,200
                      7,700   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                              Financing Authority, Revenue Refunding Bonds (Reynolds Metals Company
                              Project), CP, 3.50% due 9/01/2000                                                    7,700

                              Total Investments (Cost--$842,376*)--99.2%                                         842,376

                              Other AssetsLess Liabilities--0.8%                                                   6,941
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  849,317
                                                                                                              ==========


(a)AMBAC Insured.
(b)MBIA Insured.
(c)FSA Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
  *Cost for Federal income tax purposes.

   See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
Assets:
Investments, at value (identified cost--$842,376,102) (Note 1a)                                          $   842,376,102
Cash                                                                                                             588,755
Interest receivable                                                                                            4,781,348
Prepaid registration fees and other assets (Note 1d)                                                           1,956,420
                                                                                                         ---------------
Total assets                                                                                                 849,702,625
                                                                                                         ---------------
Liabilities:
Payables:
 Distributor (Note 2)                                                              $       219,457
 Investment adviser (Note 2)                                                                65,897
 Dividends to shareholders (Note 1e)                                                           146               285,500
                                                                                   ---------------
Accrued expenses and other liabilities                                                                           100,485
                                                                                                         ---------------
Total liabilities                                                                                                385,985
                                                                                                         ---------------
Net Assets                                                                                               $   849,316,640
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $    84,938,811
Paid-in capital in excess of par                                                                             764,448,975
Accumulated realized capital losses--net (Note 4)                                                               (71,146)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 849,388,113 shares of
beneficial interest outstanding                                                                          $   849,316,640
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    14,370,079

Expenses:
Investment advisory fees (Note 2)                                                  $     2,118,945
Distribution fees (Note 2)                                                                 561,563
Transfer agent fees (Note 2)                                                                64,532
Accounting services (Note 2)                                                                45,209
Registration fees (Note 1d)                                                                 36,566
Custodian fees                                                                              29,913
Professional fees                                                                           28,830
Printing and shareholder reports                                                            15,158
Pricing fees                                                                                 6,901
Trustees' fees and expenses                                                                  3,000
Other                                                                                        4,412
                                                                                   ---------------
Total expenses                                                                                                 2,915,029
                                                                                                         ---------------
Investment income--net                                                                                        11,455,050

Realized Gain on Investments--Net (Note 1c)                                                                       13,001
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    11,468,051
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                      For the Six         For the Year
                                                                                      Months Ended           Ended
                                                                                     September 30,         March 31,
                                                                                          1999                1999
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                             $    11,455,050       $    21,977,530
Realized gain on investments--net                                                           13,001                55,803
                                                                                   ---------------       ---------------
Net increase in net assets resulting from operations                                    11,468,051            22,033,333
                                                                                   ---------------       ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                 (11,455,050)          (21,977,530)
                                                                                   ---------------       ---------------
Net decrease in net assets resulting from dividends to shareholders                    (11,455,050)          (21,977,530)
                                                                                   ---------------       ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                     1,408,514,836         2,979,834,969
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                     11,454,506            21,979,457
                                                                                   ---------------       ---------------
                                                                                     1,419,969,342         3,001,814,426
Cost of shares redeemed                                                             (1,587,900,538)       (2,784,632,689)
                                                                                   ---------------       ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                 (167,931,196)          217,181,737
                                                                                   ---------------       ---------------
Net Assets:
Total increase (decrease) in net assets                                               (167,918,195)          217,237,540
Beginning of period                                                                  1,017,234,835           799,997,295
                                                                                   ---------------       ---------------
End of period                                                                      $   849,316,640       $ 1,017,234,835
                                                                                   ===============       ===============
See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived  For the Six
from information provided in the financial statements.     Months Ended
                                                           September 30,            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                       1999         1999        1998           1997        1996
Per Share Operating Performance:
Net asset value, beginning of period                       $     1.00   $     1.00  $     1.00   $     1.00   $     1.00
                                                           ----------   ----------  ----------   ----------   ----------
Investment income--net                                            .01          .03         .03          .03          .03
Realized gain on investments--net                                  --++         --++        --++         --++         --++
                                                           ----------   ----------  ----------   ----------   ----------
Total from investment operations                                  .01          .03         .03          .03          .03
                                                           ----------   ----------  ----------   ----------   ----------
Less dividends from investment income--net                       (.01)        (.03)       (.03)        (.03)        (.03)
                                                           ----------   ----------  ----------   ----------   ----------
Net asset value, end of period                             $     1.00   $     1.00  $     1.00   $     1.00   $     1.00
                                                           ==========   ==========  ==========   ==========   ==========
Total Investment Return                                         2.53%*       2.71%       2.97%        2.83%        3.07%
                                                           ==========   ==========  ==========   ==========   ==========
Ratios to Average Net Assets:
Expenses                                                         .64%*        .66%        .66%         .68%         .68%
                                                           ==========   ==========  ==========   ==========   ==========
Investment income--net                                          2.52%*       2.65%       2.92%        2.78%        3.02%
                                                           ==========   ==========  ==========   ==========   ==========
Supplemental Data:
Net assets, end of period (in thousands)                   $  849,317   $1,017,235  $  799,997   $  683,361   $  610,285
                                                           ==========   ==========  ==========   ==========   ==========

 *Annualized.
++Amount is less than $.01 per share.

  See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up witholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $84,000, of which $16,000 expires in 2003, $4,000 expires in 2004, $33,000 expires in 2005 and $31,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.


CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
William E. Zitelli--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].